CONSOLIDATED STATEMENTS OF INCOME(LOSS) AND COMPREHENSIVE INCOME(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME(LOSS) AND COMPREHENSIVE INCOME(LOSS)
Revenues, including sales to related parties of RMB37,987, RMB 15,927 and RMB 10,808 for the years ended September 30, 2019, 2020, and 2021 respectively (note 3)	¥ 46,425	$ 7,158	¥ 52,513	¥ 92,440
Cost of revenues	(33,611)	(5,183)	(49,000)	(105,270)
Gross profit(loss)	12,814	1,975	3,513	(12,830)
Operating expenses
Selling and marketing	(5,564)	(858)	(4,820)	(4,038)
General and administrative	(73,315)	(11,305)	(58,069)	(27,229)
Research and development	(1,979)	(305)	(4,116)	(13,267)
Impairment of assets	(69,870)	(10,773)	(28,091)	(4,130)
Total operating expenses, net	(150,728)	(23,241)	(95,096)	(48,664)
Loss from operations	(137,914)	(21,266)	(91,583)	(61,494)
Interest expense, net	(8,558)	(1,320)	(5,796)	(4,677)
Impairment of long-term investment	(5,958)	(919)	(5,994)
Rental income (note 17)	10,603	1,635	7,643	4,611
Other non-operating income (expense)	14,924	2,301	(6,687)	(3,583)
Loss before income taxes	(126,903)	(19,569)	(102,417)	(65,143)
Income tax (expense) benefits from continuing operations (note 20)
Income tax (expense) (note 18)	(178)	(27)	(425)	(510)
Net loss	(127,081)	(19,596)	(102,842)	(65,653)
Less: Net income (loss) attributable to non-controlling interests	(35,552)	(5,482)	(17,581)	(3,533)
Net loss attributable to Origin Agritech Limited	(91,529)	(14,114)	(85,261)	(62,120)
Other comprehensive loss
Net loss	(127,081)	(19,596)	(102,842)	(65,653)
Foreign currency translation difference	(816)	(126)	1,371	(1,640)
Comprehensive loss	(127,897)	(19,722)	(101,471)	(67,293)
Less: Comprehensive income (loss) attributable to non-controlling interests	(35,552)	(5,482)	(17,581)	(3,533)
Comprehensive loss attributable to Origin Agritech Limited	¥ (92,345)	$ (14,240)	¥ (83,890)	¥ (63,760)
Basic net loss per share attributable to Origin Agritech Limited (note 19) | (per share)	¥ (16.29)	$ (2.51)	¥ (16.95)	¥ (14.85)
Diluted net loss per share attributable to Origin Agritech Limited (note 19) | (per share)	¥ (16.29)	$ (2.51)	¥ (16.95)	¥ (14.85)
Shares used in calculating basic net loss per share*	5,617,424	5,617,424	5,029,017	4,184,032
Shares used in calculating diluted net loss per share*	5,617,424	5,617,424	5,029,017	4,184,032